PROPERTY AND EQUIPMENT, NET (Details)	12 Months Ended
	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)	Mar. 31, 2016 USD ($)	Mar. 31, 2016 CNY (¥)
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross		¥ 115,347,127			¥ 117,734,327
Less: accumulated depreciation and amortization		(52,626,752)			(60,504,600)
Property and equipment, net		62,720,375		$ 8,875,578	57,229,727
Total depreciation expense	¥ 8,418,634	7,044,777	¥ 7,825,808
Cost of revenues
PROPERTY AND EQUIPMENT, NET
Total depreciation expense	2,923,170	2,218,458	1,774,066
Research and development
PROPERTY AND EQUIPMENT, NET
Total depreciation expense	879,228	199,886	727,821
Sales and marketing
PROPERTY AND EQUIPMENT, NET
Total depreciation expense	514,458	464,404	460,870
General and administrative
PROPERTY AND EQUIPMENT, NET
Total depreciation expense	¥ 4,101,778	4,162,029	¥ 4,863,051
Building
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross		53,049,213			53,049,213
Computer equipment
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross		26,720,083			27,972,606
Furniture, fixtures and office equipment
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross		2,312,815			2,358,500
Software
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross		15,473,639			15,833,639
Motor vehicles
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross		2,277,113			2,401,570
Leasehold improvements
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross		¥ 15,514,264			¥ 16,118,799